NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.3%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Assisted Living -- 1.2%
----------------------------------------------------------------------------
       $  915          New Jersey EDA, (Chelsea at East
                       Brunswick), (AMT), 8.00%, 10/1/07         $   966,615
----------------------------------------------------------------------------
                                                                 $   966,615
----------------------------------------------------------------------------
Cogeneration -- 8.8%
----------------------------------------------------------------------------
       $1,075          New Jersey EDA, (Trigen-Trenton), (AMT),
                       6.10%, 12/1/05                            $ 1,105,283
        1,250          New Jersey EDA, (Vineland Cogeneration),
                       (AMT), 7.875%, 6/1/19                       1,316,962
          500          Palm Beach County, FL, (Okeelanta
                       Power), (AMT), 6.85%, 2/15/21(1)              307,500
          500          Palm Beach County, FL, (Osceola Power),
                       (AMT), 6.95%, 1/1/22(1)                       302,500
        1,800          Pennsylvania EDA, (Resource Recovery-
                       Northampton), 6.75%, 1/1/07                 1,890,090
        2,000          Pennsylvania EDA, (Resource
                       Recovery-Colver), (AMT), 7.05%, 12/1/10     2,155,200
          500          Robbins, Cook County, IL, (Robbins
                       Resource Recovery Partners, L.P.),
                       8.375%, 10/15/10                              268,750
----------------------------------------------------------------------------
                                                                 $ 7,346,285
----------------------------------------------------------------------------
Education -- 2.6%
----------------------------------------------------------------------------
       $1,000          New Hampshire HEFA, (Colby-Sawyer
                       College), 7.20%, 6/1/12                   $ 1,047,940
        1,700          University of Illinois, 0.00%, 4/1/15         697,493
        1,000          University of Illinois, 0.00%, 4/1/16         384,280
----------------------------------------------------------------------------
                                                                 $ 2,129,713
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 20.5%
----------------------------------------------------------------------------
       $3,500          California Statewide Communities
                       Development Corp., (Pacific Homes),
                       Prerefunded to 4/1/03, 5.90%, 4/1/09      $ 3,755,430
          940          Florence, KY, Housing Facilities,
                       (Bluegrass Housing), Escrowed to
                       Maturity, 7.25%, 5/1/07                     1,021,592
          500          Grand Ledge, MI, Public School District,
                       (MBIA), Prerefunded to 5/1/04,
                       7.875%, 5/1/11                                576,970
        4,185          Illinois Development Finance Authority,
                       (Regency Park), Escrowed to Maturity,
                       0.00%, 7/15/25                                761,879
        3,500          Maricopa County, AZ, IDA, Multifamily,
                       Escrowed to Maturity, 6.45%, 1/1/17         3,837,015
          945          Maricopa County, AZ, IDA, Multifamily,
                       Escrowed to Maturity, 7.876%, 1/1/11        1,088,423
          874          Massachusetts HEFA,
                       (Milford-Whitinsville Hospital),
                       Escrowed to Maturity, 7.125%, 7/15/02         914,288
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
----------------------------------------------------------------------------
       $3,000          Massachusetts Turnpike Authority,
                       Escrowed to Maturity, 5.00%, 1/1/20       $ 2,771,370
          670          Richardson, TX, Hospital Authority
                       (Baylor/ Richardson Medical Center),
                       Prerefunded to 12/01/03, 6.50%, 12/1/12       727,687
        1,410          Saint Tammany Public Trust Finance
                       Authority, LA (Christwood), Escrowed to
                       Maturity, 8.75%, 11/15/05                   1,592,059
----------------------------------------------------------------------------
                                                                 $17,046,713
----------------------------------------------------------------------------
General Obligations -- 9.3%
----------------------------------------------------------------------------
       $4,000          Detroit, MI, 6.50%, 4/1/02(2)             $ 4,175,320
          750          New York City, NY, 0.00%, 8/1/07              505,447
          750          Ohio State, 0.00%, 8/1/08                     481,035
        1,000          Puerto Rico Aqueduct and Sewer
                       Authority, 5.00%, 7/1/15                      927,280
          750          Wisconsin, (AMT), 5.10%, 5/1/15               693,892
          910          Youngstown, OH, County School District,
                       6.40%, 7/1/00                                 918,572
----------------------------------------------------------------------------
                                                                 $ 7,701,546
----------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.7%
----------------------------------------------------------------------------
       $  590          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 6.00%, 12/1/36             $   571,646
----------------------------------------------------------------------------
                                                                 $   571,646
----------------------------------------------------------------------------
Hospital -- 7.7%
----------------------------------------------------------------------------
       $1,900          Colorado HFA, (Steamboat Springs
                       Health), 5.00%, 9/15/03                   $ 1,877,637
          500          Cuyahoga County, OH, Hospital Authority,
                       (Cleveland Health Clinic),
                       5.25%, 1/1/12                                 489,135
          750          Forsyth County, GA, Hospital Authority,
                       (Georgia Baptist Health Care System),
                       6.00%, 10/1/08                                718,837
          750          Massachusetts HEFA, (Partners Healthcare
                       System), 5.00%, 7/1/09                        727,147
          600          Michigan Hospital Finance Authority,
                       (Gratiot Community Hospital),
                       6.10%, 10/1/07                                613,050
          500          New Hampshire HEFA, (Littleton Hospital
                       Association), 5.45%, 5/1/08                   478,820
        1,070          Richardson, TX, Hospital Authority
                       (Baylor/ Richardson Medical Center),
                       6.50%, 12/1/12                              1,085,034
          465          San Gorgonio, CA, Memorial Health Care
                       District, 5.60%, 5/1/11                       433,059
----------------------------------------------------------------------------
                                                                 $ 6,422,719
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Housing -- 6.8%
----------------------------------------------------------------------------
       $1,005          Illinois Development Finance Authority,
                       Elderly Housing, (Mattoon Tower),
                       (Section 8), 6.35%, 7/1/10                $ 1,022,758
          760          Illinois Development Finance Authority,
                       Elderly Housing, (Rome Meadows),
                       6.40%, 2/1/03                                 770,131
        1,145          Illinois Development Finance Authority,
                       Elderly Housing, (Rome Meadows),
                       6.65%, 2/1/06                               1,165,541
          715          Sandaval County, NM, Multifamily,
                       6.00%, 5/1/32                                 678,807
        2,000          Wisconsin Housing and Economic
                       Development Authority, (Home Ownership),
                       (AMT), 6.45%, 9/1/27                        2,057,180
----------------------------------------------------------------------------
                                                                 $ 5,694,417
----------------------------------------------------------------------------
Industrial Development Revenue -- 13.9%
----------------------------------------------------------------------------
       $  635          Austin, TX (Cargoport Development LLC)
                       (AMT), 7.50%, 10/1/07                     $   647,865
          450          Austin, TX, (Cargoport Development LLC),
                       (AMT), 8.30%, 10/1/21                         472,833
        1,000          Clark County, NV, (Nevada Power Co.),
                       (AMT), 5.90%, 10/1/30                         945,530
        1,000          Columbus, NC, (International Paper Co.),
                       5.80%, 12/1/16                                979,170
          900          Eagle County, CO, Airport Terminal
                       Corp., (American Airlines), (AMT),
                       6.75%, 5/1/06                                 922,761
          500          Gulf Coast, TX, Waste Disposal,
                       (Champion International Corp.), (AMT),
                       6.875%, 12/1/28                               529,295
          900          Iowa Finance Authority, (Southbridge
                       Mall), 6.375%, 12/1/13                        874,035
          500          Jones County, MS, (International Paper
                       Co.), 5.80%, 10/1/21                          480,795
          495          Kimball, NE, EDA, (Clean Harbors, Inc.),
                       10.75%, 9/1/26                                522,641
          315          Los Angeles, CA, Regional Airport
                       Improvement Corporate Lease, (TransWorld
                       Airlines), 6.125%, 5/15/00                    314,975
          950          Michigan State Strategic Fund, (Crown
                       Paper), 6.25%, 8/1/12                         813,561
          500          Missouri Development Finance Authority,
                       Solid Waste Disposal, (Proctor and
                       Gamble Paper Products), (AMT),
                       5.20%, 3/15/29                                449,120
        1,000          New Jersey EDA, (Holt Hauling), (AMT),
                       7.90%, 3/1/27                               1,083,710
          750          Ohio Solid Waste Revenue, (Republic
                       Engineered Steels, Inc.), (AMT),
                       9.00%, 6/1/21                                 790,268
          500          Peru, IL, (Freightways Corp.),
                       5.25%, 11/1/03                                486,650
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Industrial Development Revenue (continued)
----------------------------------------------------------------------------
       $1,195          Santa Fe, NM, (Crow Hobbs),
                       8.25%, 9/1/05                             $ 1,207,177
----------------------------------------------------------------------------
                                                                 $11,520,386
----------------------------------------------------------------------------
Insured-Education -- 1.0%
----------------------------------------------------------------------------
       $  620          Golden West Schools Financing Authority,
                       (MBIA), 5.80%, 2/1/16                     $   647,671
          500          Southern Illinois University, Housing
                       and Auxiliary Facilities, (MBIA),
                       0.00%, 4/1/17                                 179,180
----------------------------------------------------------------------------
                                                                 $   826,851
----------------------------------------------------------------------------
Insured-Electric Utilities -- 1.1%
----------------------------------------------------------------------------
       $1,000          Intermountain Power Agency, UT, (MBIA),
                       5.00%, 7/1/19                             $   899,510
----------------------------------------------------------------------------
                                                                 $   899,510
----------------------------------------------------------------------------
Insured-General Obligations -- 1.1%
----------------------------------------------------------------------------
       $1,000          Paw Paw, MI, Public School District,
                       (FGIC), 5.00%, 5/1/21(2)                  $   907,310
----------------------------------------------------------------------------
                                                                 $   907,310
----------------------------------------------------------------------------
Insured-Hospital -- 2.9%
----------------------------------------------------------------------------
       $2,000          El Paso County, TX, Hospital District,
                       (MBIA), 0.00%, 8/15/06                    $ 1,418,500
        1,000          New Jersey Health Care Facilities
                       Financing Authority, (St. Barnabas
                       Health), (MBIA), 5.25%, 7/1/13                985,010
----------------------------------------------------------------------------
                                                                 $ 2,403,510
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.6%
----------------------------------------------------------------------------
       $  500          George L. Smith, (Georgia World Congress
                       Center-Domed Stadium), (MBIA), (AMT),
                       6.00%, 7/1/06(3)                          $   522,890
----------------------------------------------------------------------------
                                                                 $   522,890
----------------------------------------------------------------------------
Insured-Transportation -- 1.7%
----------------------------------------------------------------------------
       $  500          Cleveland Airport, OH, (FSA), (AMT),
                       5.50%, 1/1/07                             $   513,635
        2,500          E-470 Public Highway Authority, CO,
                       (MBIA), 0.00%, 9/1/17                         888,075
----------------------------------------------------------------------------
                                                                 $ 1,401,710
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Miscellaneous -- 0.6%
----------------------------------------------------------------------------
       $  500          San Juan, NM, Pueblo Development
                       Authority, 7.097%, 10/15/06               $   482,555
----------------------------------------------------------------------------
                                                                 $   482,555
----------------------------------------------------------------------------
Nursing Home -- 5.8%
----------------------------------------------------------------------------
       $1,105          Arizona HFA, Assisted Living Facilites,
                       (Mesa), 7.625%, 1/1/06                    $ 1,108,337
          500          Citrus County, FL, IDA, (Beverly
                       Enterprises), 5.00%, 4/1/03                   488,920
          965          Clovis, NM, IDR, (Retirement Ranches,
                       Inc.), 7.75%, 4/1/19                        1,008,589
          680          Fairfield, OH, EDA, (Beverly
                       Enterprises), 8.50%, 1/1/03                   708,764
        1,455          Massachusetts IFA, (Age Institute of
                       Massachusetts), 7.60%, 11/1/05              1,495,725
----------------------------------------------------------------------------
                                                                 $ 4,810,335
----------------------------------------------------------------------------
Pooled Loans -- 4.9%
----------------------------------------------------------------------------
       $1,900          Arizona Educational Loan Marketing
                       Corp., (AMT), 6.25%, 6/1/06               $ 2,008,870
        1,000          Arizona Student Loan Acquisition
                       Authority, (AMT), 7.625%, 5/1/10            1,063,540
        1,000          Arkansas Student Loan Authority, (AMT),
                       6.25%, 6/1/10                               1,012,100
----------------------------------------------------------------------------
                                                                 $ 4,084,510
----------------------------------------------------------------------------
Senior Living / Life Care -- 5.6%
----------------------------------------------------------------------------
       $  785          Albuquerque, NM, Retirement Facilities,
                       (La Vida Liena Retirement Center),
                       6.60%, 12/15/28                           $   724,186
        2,000          Illinois HFA, (Lutheran Social
                       Services), 6.125%, 8/15/10                  1,980,300
          500          Kansas City, MO, IDR, (Kingswood Manor),
                       5.80%, 11/15/17                               455,570
          250          Massachusetts IFA, (Forge Hill), (AMT),
                       6.75%, 4/1/30                                 222,233
          500          North Miami, FL, Health Facilities
                       Authority, (Imperial Club),
                       6.75%, 1/1/33                                 458,210
          305          Okaloosa County, FL, Retirement Rental
                       Housing, (Encore Retirement Partners),
                       5.25%, 2/1/04                                 285,843
          500          Wisconsin HEFA, (Senior Housing),
                       7.00%, 8/1/29                                 496,220
----------------------------------------------------------------------------
                                                                 $ 4,622,562
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Special Tax Revenue -- 0.9%
----------------------------------------------------------------------------
       $  250          Frederick County, MD, Urbana Community
                       Development Authority, 6.625%, 7/1/25     $   241,155
          525          Longleaf, FL, Community Development
                       District, 6.20%, 5/1/09                       503,218
----------------------------------------------------------------------------
                                                                 $   744,373
----------------------------------------------------------------------------
Transportation -- 1.6%
----------------------------------------------------------------------------
       $  260          Memphis-Shelby County, TN, Airport
                       Authority, 6.12%, 12/1/16                 $   251,800
        1,000          Northwest Arkansas Regional Airport
                       Authority, (AMT), 7.625%, 2/1/27            1,101,850
----------------------------------------------------------------------------
                                                                 $ 1,353,650
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.3%
   (identified cost $81,894,844)                                 $82,459,806
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.7%                           $   604,070
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $83,063,876
----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

At September 30, 1999, the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments, is as follows:


Arizona                                     11.0%
Others, representing less than 10%          89.0%
individually

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 9.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.6% to 7.4% of total investments.

(1)  Non-income producing security.
(2) Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $81,894,844)         $82,459,806
Receivable for investments sold               145,000
Interest receivable                         1,556,877
-----------------------------------------------------
TOTAL ASSETS                              $84,161,683
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Demand note payable                       $   500,000
Payable for when-issued securities            522,390
Due to bank                                    71,680
Accrued expenses                                3,737
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,097,807
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $83,063,876
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $82,498,914
Net unrealized appreciation (computed on
   the basis of identified cost)              564,962
-----------------------------------------------------
TOTAL                                     $83,063,876
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 1999
Investment Income
-----------------------------------------------------
Interest                                  $ 2,594,402
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 2,594,402
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   207,516
Trustees fees and expenses                      4,524
Legal and accounting services                  22,485
Custodian fee                                  22,921
Miscellaneous                                   7,665
-----------------------------------------------------
TOTAL EXPENSES                            $   265,111
-----------------------------------------------------
Deduct:
   Reduction of custodian fee             $     7,325
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     7,325
-----------------------------------------------------

NET EXPENSES                              $   257,786
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 2,336,616
-----------------------------------------------------

Realized and Unrealized
Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   119,472
   Financial futures contracts                118,102
-----------------------------------------------------
NET REALIZED GAIN                         $   237,574
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(3,882,003)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(3,882,003)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,644,429)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,307,813)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED
                                                      SEPTEMBER 30, 1999    YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                     (UNAUDITED)           MARCH 31, 1999
------------------------------------------------------------------------------------------
From operations --
   Net investment income                                 $  2,336,616        $  4,830,146
   Net realized gain                                          237,574             372,695
   Net change in unrealized
      appreciation (depreciation)                          (3,882,003)         (1,182,416)
------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS                                            $ (1,307,813)       $  4,020,425
------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                         $  4,641,270        $ 26,384,868
   Withdrawals                                            (10,235,975)        (33,566,159)
------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                  $ (5,594,705)       $ (7,181,291)
------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                               $ (6,902,518)       $ (3,160,866)
------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------
At beginning of period                                   $ 89,966,394        $ 93,127,260
------------------------------------------------------------------------------------------
AT END OF PERIOD                                         $ 83,063,876        $ 89,966,394
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                          SIX MONTHS ENDED                   YEAR ENDED MARCH 31,
                                          SEPTEMBER 30, 1999  ---------------------------------------------------
                                          (UNAUDITED)           1999      1998      1997       1996       1995
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------
Expenses(1)                                       0.61%(2)       0.61%     0.60%      0.60%      0.57%      0.53%
Expenses after custodian fee reduction            0.59%(2)       0.60%     0.59%      0.58%      0.56%        --
Net investment income                             5.39%(2)       5.32%     5.53%      5.45%      5.08%      5.02%
Portfolio Turnover                                   7%            26%       41%        68%        68%        56%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                             $83,064        $89,966   $93,127   $102,504   $134,776   $169,621
-----------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of income exempt from regular federal income tax and
   (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.

 J Interim Financial Statements -- The interim financial statements relating to
   September 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1999, the fee was equivalent to 0.48% (annualized) of the Portfolio's average net assets for such period and amounted to $207,516. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1999, no significant amounts have been deferred.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million ($120 million effective October 12, 1999) unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 1999, the National Limited Maturity Municipals Portfolio had $500,000 outstanding pursuant to this line of credit.

4 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $5,939,946 and $9,112,788 respectively, for the six months ended September 30, 1999.

5 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in the value of the investments owned at September 30, 1999, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $81,894,844
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,418,729
    Gross unrealized depreciation              (1,853,767)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   564,962
    -----------------------------------------------------

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At September 30, 1999, there were no outstanding obligations under these financials instruments.

7 Subsequent Event
-------------------------------------------
   Prior to the opening of business on November 1,1999, the Portfolio acquired the net assets of Eaton Vance Connecticut Limited Maturity Municipals Fund and Eaton Vance Michigan Limited Maturity Municipals Fund, pursuant to an Agreement and Plan of Reorganization. The transaction was structured for tax purposes to qualify as a "tax free" reorganization under the Internal Revenue Code.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant